RELATED PARTY TRANSACTION (Tables)	12 Months Ended
Feb. 28, 2023
Related Party Transaction
Schedule of related party transactions

	For the years ended February 28,
	2023	2022
	$	$
Exploration and evaluation expenditures	254,242	102,500
Management and directors fees	1,987,584	2,365,816
Share-based compensation	6,662,194	5,921,090
Total related party transactions	8,904,020	8,389,406